Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Nov. 11, 2012 Predecessor
Cash flows used in operating activities:
Net loss	$ (1,979,000)	$ (793,000)	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	60,000	53,000	35,000	213,000	100,000
Stock-based compensation	791,000	14,000		1,729,000	380,000
Provision for contract loss				16,000
Impairment of property and equipment					329,000
Changes in assets and liabilities:
Accounts and other receivables	15,000	(4,000)		(16,000)
Provision for contract loss	(25,000)			16,000
Inventory				(29,000)
Costs in excess of billings on uncompleted contracts				(801,000)	(776,000)
Prepaid expenses and other current assets	(49,000)	(2,000)	(9,000)	(37,000)	(12,000)
Deposit				(28,000)
Restricted cash				(50,000)
Accounts payable	182,000	352,000	33,000	613,000	197,000
Accrued expenses	1,000	(136,000)	(91,000)	(121,000)	(16,000)
Deferred revenue				701,000
Related party payables					132,000
Other liabilities	10,000			6,000
Net cash used in operating activities	(994,000)	(516,000)	(407,000)	(4,850,000)	(6,214,000)
Cash flows used in investing activities:
Purchase of property and equipment	(13,000)			(54,000)	(24,000)
Net cash used in investing activities	(13,000)			(54,000)	(24,000)
Cash flows from financing activities:
Proceeds from related party notes payable and advance		444,000		994,000
Proceeds from line of credit				400,000
Cash contributed from Parent in Contribution Agreement for issuance of stock to investor			500,000
Proceeds from exercise of stock options		3,000		2,000
Proceeds from issuance of common stock, net				5,466,000
Repayment of line of credit				(400,000)
Repayment of related party notes payable				(450,000)
Cash contributions from Parent					6,238,000
Repayment of capital leases payable	(2,000)
Net cash (used in) provided by financing activities	(2,000)	447,000	500,000	6,012,000	6,238,000
Net decrease in cash and cash equivalents	(1,009,000)	(69,000)	93,000	1,108,000
Cash and cash equivalents at beginning of period	1,201,000	93,000		93,000
Cash and cash equivalents at end of period	192,000	24,000	93,000	1,201,000
Supplemental disclosure of cash flow information:
Cash paid during the period for Income taxes	1,000			1,000
Cash paid during the period for Interest	2,000			13,000
Supplemental disclosure of non-cash activities:
Conversion of advances from related party into common stock				411,000
Conversion of related party notes payable into common stock				360,000
Capital leases for purchase of equipment	29,000			38,000
Non-cash contribution from Parent at spin-off date:
Prepaid expenses			25,000
Accounts payable			414,000
Accrued expenses			180,000
Related party accrued interest			$ 132,000